Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (99.2%)
U.S. Stock Fund (44.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	172,818,251	16,374,529

International Stock Fund (30.4%)
Vanguard Total International Stock Index Fund Investor Shares	579,981,573	11,251,643

U.S. Bond Fund (17.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	562,417,311	6,445,302

International Bond Fund (7.2%)
Vanguard Total International Bond Index Fund Admiral Shares	114,501,509	2,678,190
Total Investment Companies (Cost $27,385,728)		36,749,664
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $342,380)	3,424,047	342,405
Total Investments (100.1%) (Cost $27,728,108)		37,092,069
Other Assets and Liabilities—Net (-0.1%)		(54,731)
Net Assets (100%)		37,037,338
Cost is in $000.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2021	2,094	289,135	703
E-mini S&P 500 Index	March 2021	6	1,125	28
				731

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.

Institutional Target Retirement 2035 Fund

The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2020		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market Liquidity
Fund	528,595	NA [1]	NA [1]	—	—	102	—	342,405
Vanguard Total
Bond Market II
Index Fund	5,496,624	992,568	2,590	—	(41,300)	28,346	55,888	6,445,302
Vanguard Total
International
Bond Index Fund	2,577,138	85,127	813	4	16,734	6,038	4,090	2,678,190
Vanguard Total
International
Stock Index Fund	9,790,756	116,443	193,431	5,542	1,532,333	106,443	—	11,251,643
Vanguard Total
Stock Market
Index Fund	14,649,147	147,945	489,817	59,358	2,007,896	65,774	—	16,374,529

Institutional Target Retirement 2035 Fund

Total	33,042,260	1,342,083	686,651	64,904	3,515,663	206,703	59,978	37,092,069
1 Not applicable —purchases and sales are for temporary cash investment purposes.